Contents of Significant Accounts - Non-Operating Income and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$ 1,279,931		$ (1,167,735)	$ 598,270
Impairment loss	(118,134)		(46,225)	(950,335)
Gain (loss) on disposal of investments	(16,293)	$ (545)	(19,286)	1,269,369
Others	(71,147)		104,956	76,788
Total other gains and losses	1,166,729	39,008	(1,128,290)	994,092
Interest expenses, bonds payable	672,902		710,663	763,124
Interest expenses, bank loans	1,808,633		1,782,544	1,563,590
Interest expenses,lease liabilities	178,112		0	0
Interest expenses, others	274,168		275,465	80,158
Financial expenses	63,828		82,553	88,290
Total finance costs	2,997,643	$ 100,222	2,851,225	2,495,162
Available-for-sale financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss	0		0	(664,948)
Financial assets measured at cost [member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss	0		0	(285,387)
Investments accounted for under the equity method [Member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss	$ (25,762)		$ (46,225)	$ 0